Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
[custom:EffectiveIncomeTaxRateReconciliationFutureIncomeYearsTaxRate]	80.00%
Deferred Tax Assets, Valuation Allowance	$ 1,449,283
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,882,667
Deferred Tax Assets, Valuation Allowance	1,198,302
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,003,925
Deferred Tax Assets, Valuation Allowance	$ 250,981